Commitments and Contingencies - Maturity of Operating Lease Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
2025	$ 2,107
2026	1,952
2027	848
2028	53
Total lease payments	4,960
Less: imputed interest	(477)
Present value of operating lease liabilities	4,483
Operating lease liabilities, current	1,799	$ 1,593
Operating lease liabilities, noncurrent	$ 2,684	$ 4,482